OPERATION EXPANSIONS - 10-K- Purchase Price Allocation (Details) - Plum 2021 Acquisition $ in Thousands	Nov. 05, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 7,957
Accounts receivable	94,555
Prepaid and other	43,076
Restricted cash	22,483
Property and equipment	166,072
Operating lease right-of-use assets	612,522
Other assets	5,781
Goodwill and other indefinite-lived assets	32,345
Current operating lease liabilities assumed	(28,324)
Other current liabilities assumed	(134,886)
Long-term operating lease liabilities assumed	(576,848)
Debt and finance lease liabilities assumed	(55,095)
Other liabilities assumed	(68,638)
Total purchase price	$ 121,000